Line of Credit - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Apr. 30, 2021
Line Of Credit Facility [Line Items]
Restricted Cash		$ 0		$ 4,800
Maximum | Amended And Restated Loan And Security Agreement
Line Of Credit Facility [Line Items]
Aggregate principal amount					$ 480,000
Revolving Credit Facility
Line Of Credit Facility [Line Items]
Debt Instrument, interest rate, effective percentage	7.40%	4.80%	2.60%	3.30%
Accounts Receivable And Inventory Revolving Facility
Line Of Credit Facility [Line Items]
Aggregate principal amount					230,000
Capital Expenditure Facility
Line Of Credit Facility [Line Items]
Aggregate principal amount					$ 50,000